Summary Prospectus and Prospectus Supplement

February 26, 2016

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 26, 2016 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Summary Prospectus and Prospectus dated April 30, 2015

International Real Estate Portfolio (the "Portfolio")

At a meeting held on February 24-25, 2016, the Board of Directors of the Fund approved the elimination of Class H shares of the Portfolio, which is expected to occur on or about February 29, 2016 (the "Effective Date"). On the Effective Date, all references to Class H shares of the Portfolio are hereby deleted.

Please retain this supplement for future reference.

  MSIREUISPT-0216

Statement of Additional Information Supplement

February 26, 2016

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 26, 2016 to the Morgan Stanley Institutional Fund, Inc. (the "Fund) Statement of Additional Information dated April 30, 2015

International Real Estate Portfolio (the "Portfolio")

At a meeting held on February 24-25, 2016, the Board of Directors of the Fund approved the elimination of Class H shares of the Portfolio, which is expected to occur on or about February 29, 2016 (the "Effective Date"). On the Effective Date, all references to Class H shares of the Portfolio are hereby deleted.

Please retain this supplement for future reference.